SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Mother Earth's Storehouse, Inc. [Member]
SCHEDULE OF SUPPLEMENTAL INFORMATION OF OPERATION STATEMENTS

For the years ended December 31, 2021 and 2020

	2021	2020
STORE OPERATING EXPENSES
Advertising	$76,379	$86,071
Automobile	-	10
Trade shows and other events	-	953
Laundry and uniforms	17,004	31,288
Licenses and permits	19,019	37,656
Materials and supplies	191,461	220,639
Outside services	22,840	30,480
Rent	188,582	251,074
Real estate taxes	67,008	92,869
Repairs and maintenance	121,467	181,828
Telephone	10,235	17,135
Travel	998	2,681
Utilities	114,419	136,896
Total store operating expenses	$829,412	$1,089,580

EMPLOYEE COSTS
Salaries	$2,351,112	$2,952,896
Payroll taxes	211,372	252,875
Employee benefits	143,193	142,135
Insurance - WC	41,164	55,588
Insurance - DBL	13,556	11,369
Total employee costs	$2,760,397	$3,414,863

GENERAL AND ADMINISTRATIVE EXPENSES
Bank and credit card fees	$214,477	$278,418
Corporation tax	750	3,750
Computer	9,226	7,459
Donations	479	444
Dues and subscriptions	9,899	13,121
Insurance	29,293	30,286
Miscellaneous	403	12,058
Settlement	-	83,839
Office	17,709	19,365
Professional fees	24,038	22,171
Training	-	288
Total general and administrative expenses	$306,274	$471,199